Medical insurance plans (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post Employment Medical Insurance Plans [Line Items]
Net periodic expenses	$ 461	$ 188	$ 481
Post-employment medical insurance plans
Post Employment Medical Insurance Plans [Line Items]
Net periodic expenses	2	(11)	3
Post-employment medical insurance plans | 2020
Post Employment Medical Insurance Plans [Line Items]
Net periodic expenses	5
UBS AG
Post Employment Medical Insurance Plans [Line Items]
Net periodic expenses	291	140	365
UBS AG | Post-employment medical insurance plans
Post Employment Medical Insurance Plans [Line Items]
Net periodic expenses	2	$ (11)	$ 3
UBS AG | Post-employment medical insurance plans | 2020
Post Employment Medical Insurance Plans [Line Items]
Net periodic expenses	$ 5